Loans and Allowance for Credit Losses, Significant Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 11,495	$ 12,447
Sales	(7,254)	(6,680)
Transfers to MHFS/LHFS	(269)	(105)
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	10,914	12,280
Sales	(6,740)	(5,840)
Transfers to MHFS/LHFS	(258)	(84)
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	581	167
Sales	(514)	(840)
Transfers to MHFS/LHFS	$ (11)	$ (21)